Financial Results, Net - Detailed Information about Financial Results (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial income
Interest income	$ 1,598	$ 1,472	$ 1,638
Exchange differences	16,025	15,287	25,625
Total financial income	17,623	16,759	27,263
Financial loss
Interest loss	(18,385)	(18,109)	(8,618)
Exchange differences	(7,075)	(3,676)	(5,411)
Financial accretion	(3,169)	(3,159)	(1,987)
Total financial costs	(28,629)	(24,944)	(16,016)
Other financial results
Fair value gains on financial assets at fair value through profit or loss	2,208	1,826	446
Gains on derivative financial instruments		213	464
Total other financial results	2,208	2,039	910
Net financial results	$ (8,798)	$ (6,146)	$ 12,157